Supplement to the
Equity-Income Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Summary Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (co-manager) has managed the fund since April 2017.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

VIPEI-SUM-17-01 1.9882054.100	April 7, 2017

Supplement to the
Equity-Income Portfolio Investor Class
April 28, 2016
Summary Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (co-manager) has managed the fund since April 2017.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

VIPEI-INV-SUM-17-01 1.9882055.100	April 7, 2017